Intangible Assets, Net	6 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2025	Sep. 30, 2025	May 31, 2025	Dec. 31, 2024
Intangible Assets, Net [Line Items]
INTANGIBLE ASSETS, NET

7. INTANGIBLE ASSETS, NET

Amortization expenses for intangible assets amounted to nil and $19,219 for the nine months ended September 30, 2025 and 2024, respectively.

During the nine months ended September 30, 2024, an impairment loss amounted to $128,128 was recognized in research and development expenses as the Group considered that the carrying amount of an intangible asset related to a patented license for a lead project may not be recoverable.

8. INTANGIBLE ASSETS, NET

	December 31, 2024	December 31, 2023
Gross carrying amount
Prepaid patented licenses	$200,000	$728,205
Computer software	223,858	223,858
	423,858	952,063
Less: accumulated amortization and impairment
Prepaid patented licenses	200,000	728,205
Computer software	223,858	76,511
	423,858	804,716
Intangible assets, net
Prepaid patented licenses	—	—
Computer software	—	147,347
Intangible assets, net	$—	$147,347

As of December 31, 2022, the Group has capitalized eight of the exclusive licenses, which includes seven patented technologies. Pursuant to the license agreements, the Group paid upfront payments and became the exclusive licensee to prosecute certain patents developed or licensed under the applicable agreements.

For the year ended December 31, 2023, the Group terminated two of the licenses. For the year ended December 31, 2024, the Group terminated four of the licenses. The Group is in the process of terminating another license. The Group considered that the carrying amount of these intangible assets are not recoverable and are fully impaired. As a result, the Group recorded $519,496 impairment loss on intangible assets in research and development expenses for the year ended December 31, 2023. Besides, an impairment loss related to the computer software for Hong Kong healthcare services amounted to $128,128 was recorded in research and development expenses, and $1,841 was recorded in other operating expenses for the year ended December 31, 2024 and 2023, respectively.

For the year ended December 31, 2022, a loss on disposal of $205,189 related to a patented license was recognized in research and development expenses.

Prepaid patented licenses and computer software are finite-lived intangible assets which are amortized over their estimated useful life. Amortization expenses for finite-lived intangible assets amounted to $19,219, $84,020 and $114,553 for the years ended December 31, 2024, 2023 and 2022, respectively.

The Group does not expect any amortization expense related to its finite-lived intangible assets for the next five years and thereafter to be as follows as of December 31, 2024.

Diamir Biosciences Corp [Member]
Intangible Assets, Net [Line Items]
INTANGIBLE ASSETS, NET

NOTE 6 — INTANGIBLE ASSETS

In the Company’s fiscal year ended May 31, 2021, the Company acquired laboratory assets and operations, including the laboratory’s CLIA certification and its state operating licenses from a provider of molecular diagnostic tests. The Company allocated $197,761 of the total purchase price to the certification and licenses, which it considers indefinite-lived intangible assets.

DiamiR Biosciences Corp. [Member]
Intangible Assets, Net [Line Items]
INTANGIBLE ASSETS, NET

NOTE 5 — INTANGIBLE ASSETS

In the Company’s fiscal year ended May 31, 2021, the Company acquired laboratory assets and operations, including the laboratory’s CLIA certification and its state operating licenses from a provider of molecular diagnostic tests. The Company allocated $197,761 of the total purchase price to the certification and licenses, which it considers indefinite-lived intangible assets.